Interest-Bearing Deposits	12 Months Ended
Dec. 31, 2011
Interest-Bearing Deposits [Abstract]
INTEREST-BEARING DEPOSITS

NOTE 6 – INTEREST-BEARING DEPOSITS

Year-end interest-bearing deposits were as follows:

	September 30,	September 30,
	2011	2010
Interest-bearing demand	$66,651	$65,732
Money market	101,435	110,087
Savings deposits	33,448	32,308
Time deposits
In denominations under $ 100,000	84,255	63,675
In denominations of $100,000 or more	89,965	129,579

Total	$375,754	$401,381

Scheduled maturities of time deposits were as follows:

September 30,
2012	$101,403
2013	62,676
2014	9,134
2015	763
2016	244

Total	$174,220

At December 31, 2011 and 2010 deposits received from officers, directors and related affiliates were considered to be immaterial to the total amount of deposits held at the institution.